Statement of cash flows - Schedule of Reconciliation of Net Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Flow Statement [line items]
Cash and cash equivalents at start of year	£ (111)	£ (162)	£ (122)
Borrowings at start of year	(5,253)
Net borrowings at start of year	(5,042)	(5,050)	(4,095)
(Decrease)/increase in cash and cash equivalents	1	(45)	9
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	(147)	148	(271)
Issuance of term debt	(958)	(873)	(603)
Repayment of term debt	211	712	474
Repayment of finance leases	81	78	74
Change in net borrowings resulting from cash flows	(812)	20	(317)
Borrowings in acquired businesses	(12)
Remeasurement and derecognition of leases	(12)	(6)	(14)
Inception of leases	(28)	(36)	(49)
Fair value and other adjustments to borrowings and related derivatives	(25)	(11)	(24)
Cash and cash equivalents, exchange translation differences	(2)	6	(31)
Exchange translation differences	(246)	41	(551)
Cash and cash equivalents at end of year	(114)	(111)	(162)
Borrowings at end of year	(6,365)	(5,253)
At end of year	(6,177)	(5,042)	£ (5,050)
Cash and cash equivalents [member]
Disclosure of Cash Flow Statement [line items]
Cash and cash equivalents at start of year	111
(Decrease)/increase in cash and cash equivalents	1
Change in net borrowings resulting from cash flows	1
Cash and cash equivalents, exchange translation differences	2
Cash and cash equivalents at end of year	114	111
Borrowings [member]
Disclosure of Cash Flow Statement [line items]
Borrowings at start of year	(5,253)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	(147)
Issuance of term debt	(958)
Repayment of term debt	211
Repayment of finance leases	95
Change in net borrowings resulting from cash flows	(799)
Borrowings in acquired businesses	(12)
Remeasurement and derecognition of leases	(12)
Inception of leases	(31)
Fair value and other adjustments to borrowings and related derivatives	(7)
Exchange translation differences	(251)
Borrowings at end of year	(6,365)	(5,253)
Related derivative financial instruments [member]
Disclosure of Cash Flow Statement [line items]
Derivatives at start of year	43
Fair value and other adjustments to borrowings and related derivatives	(18)
Derivatives at end of year	25	43
finance lease receivable [member]
Disclosure of Cash Flow Statement [line items]
Net borrowings at start of year	57
Repayment of finance leases	(14)
Change in net borrowings resulting from cash flows	(14)
Inception of leases	3
Exchange translation differences	3
At end of year	£ 49	£ 57